Accounts Receivables, net (Tables)	6 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Accounts Receivables Net
	As of December 31, 2024	As of June 30, 2024
	US$	US$
Less than 6 months	2,276,202	1,530,290
More than 6 months but less than 1 year	379,825	518,615
More than 1 year	135,504	96,028
	2,791,531	2,144,933
Allowance for credit losses	(108,280)	(46,706)
Total	2,683,251	2,098,227

Schedule of Accounts Receivable Allowance
Amount
US$
Balance as of July 1, 2023	—
Addition	(46,981)
Write off	—
Effect of exchange rate difference	275
Balance as of June 30, 2024	(46,706)
Addition	(62,094)
Write off	—
Effect of exchange rate difference	520
Balance as of December 31, 2024	(108,280)